Discontinued Operations - Schedule of Assets and Liabilities Discontinued Operations (Details) - Discontinued Operations, Disposed of by Sale [Member] - IT Professional Education [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		¥ 13,797		¥ 1,541
Restricted cash		31,217
Amounts due from related parties		4,792
Prepaid expenses and others current assets		4,899		3,901
Property and equipment, net		21,591		20,823
Right-of-use assets				802
Long-term investments		22,817		20,452
Total assets of discontinued operations		99,113		47,519
Balance sheet classification:
Current assets of discontinued operations		99,113		47,519
Short-term bank loans		26,291
Accounts payable		5,971		5,782
Amounts due to related parties		6,384		1,064
Operating lease liabilities-current		105,504		132,180
Income taxes payable		8,734		8,997
Deferred revenue-current		1,117,713		1,186,861
Accrued expenses and other current liabilities		497,103		484,917
Operating lease liabilities-non-current		91,407
Total liabilities of discontinued operations		1,859,107		1,819,801
Current liabilities of discontinued operations		1,859,107		¥ 1,819,801
Net cash used in operating activities	¥ (165,310)	(127,177)	¥ (174,427)
Net cash provided by/(used in) investing activities	(190)	(57,660)	72,048
Net cash (used in)/provided by financing activities	(46,291)	13,499	(33,580)
Net revenues	93,422	1,282,736	1,999,778
Cost of revenues	(18,849)	(788,568)	(977,054)
Gross profit	74,573	494,168	1,022,724
Selling and marketing expenses	(3,996)	(270,141)	(520,593)
General and administrative expenses	(77,264)	(731,073)	(469,048)
Research and development expenses		(21,707)	(40,088)
Operating loss	(6,687)	(528,753)	(7,005)
Interest income (expense), net	(4,243)	(122)	1,243
Loss from discontinued operations	(10,930)	(528,875)	(5,762)
Gain on disposal of subsidiary (Note c)	87,314		26,797
Other income (loss)	(2,046)	(8,979)	787
Foreign currency exchange loss, net	(599)	(1,538)	(1,403)
Income/(loss) before income taxes	73,739	(539,392)	20,419
Gain on disposal of Discontinued Operation	1,685,426
Income tax benefit (expense)	(262)	(33,859)	1,424
Net income (loss) from discontinued operations	1,758,903	(573,251)	21,843
Total net revenues	93,422	1,282,736	1,999,778
Derecognition of net liabilities of disposed subsidiaries	1,772,282
Other adjustments	458
Loss from waiver of intercompany balances	(87,314)
Gain on disposal of discontinued operations	1,685,426
Tuition fee [Member]
Balance sheet classification:
Net revenues	93,413	1,270,857	1,950,633
Total net revenues	93,413	1,270,857	1,950,633
Certification service fee [Member]
Balance sheet classification:
Net revenues	9	5,702	30,514
Total net revenues	9	5,702	30,514
Others [Member]
Balance sheet classification:
Net revenues		9,708	24,270
Total net revenues		9,708	24,270
Business taxes and surcharges [Member]
Balance sheet classification:
Net revenues		(3,531)	(5,639)
Total net revenues		(3,531)	(5,639)
Transferred over Time [Member]
Balance sheet classification:
Net revenues	93,413	1,267,368	1,945,166
Total net revenues	93,413	1,267,368	1,945,166
Transferred at Point in Time [Member]
Balance sheet classification:
Net revenues	9	15,368	54,612
Total net revenues	¥ 9	¥ 15,368	¥ 54,612